Share-Based Payments - Warrants Outstanding and Inputs used for the Black and Scholes valuation (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares kr / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Share-Based Payments
Warrants Outstanding | shares	0	1,279,086	1,279,086
Warrant program 2018/2022
Share-Based Payments
Warrants Outstanding | shares	0	856,586
Exercise Price, SEK	kr 74.30
Value per Share in SEK | $ / shares	46.50
Price per Share in SEK	kr 3.29
Risk-Free Rate	(0.28%)
Volatility	33.00%
Expiration Date	Mar. 31, 2022
Warrant program 2019/2022
Share-Based Payments
Warrants Outstanding | shares	0	422,500
Exercise Price, SEK	kr 74.50
Value per Share in SEK | $ / shares	54.39
Price per Share in SEK	kr 6.69
Risk-Free Rate	(0.55%)
Volatility	36.00%
Expiration Date	Dec. 31, 2022